Application of new and revised International Financial Reporting Standards ("IFRSs") (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Application of new and revised International Financial Reporting Standards ("IFRSs")
Available-for-sale investments	$ 24,844	$ 21,966	$ 19,750